Book Values and Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Current maturities of lease obligations	$ 2
Long-term debt and lease obligations	5,277	$ 275
Book values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	22	31	$ 5
Current maturities of lease obligations	2
Capital lease obligations		276	19
Long-term debt and lease obligations	5,277	275
Approximate fair values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	22	31	5
Current maturities of lease obligations	2
Capital lease obligations		276	$ 19
Long-term debt and lease obligations	$ 5,467	$ 275